Income Taxes - Summary of Loss Before Provision For Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
UK	$ (38,759)	$ 928	$ (137,973)
Foreign	(27,499)	(84,228)	(45,307)
Loss before income taxes	$ (66,258)	$ (83,300)	$ (183,280)